INCOME TAXES, Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Deferred Tax Assets [Abstract]
Net operating loss carried forward	$ 1,239,510	$ 614,768
Temporary difference from share-based compensation expenses	1,233,828	848,574
Unrealized loss from the equity method investment	122,819	0
Others	2,635	19,236
Subtotal	2,598,792	1,482,578
Less: valuation allowance	(2,598,792)	(1,482,578)
Total deferred tax assets	0	0
Accumulated net operating loss carryforwards	$ 7,500,000	$ 3,700,000